Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	PhaseBio Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38697
Entity Tax Identification Number	03-0375697
Entity Address, Address Line One	3500 S. Dupont Highway
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	610
Local Phone Number	981-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PHASQ
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001169245